Finance Costs (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Finance Cost

Years ended December 31	2018	2017
Interest expense	$113	$99
Finance fees	10	10
Accretion of reclamation and closure cost obligations (note 24(a))	22	24
	$145	$133